8. CAPITAL AND RESERVES: Schedule of continuity of warrants (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of continuity of warrants

The continuity of warrants for the year ended December 31, 2024 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2023	Issued	Exercised	Expired	2024
February 28, 2025 (1)	$0.125	16,666,667	-	-	-	16,666,667
September 5, 2027	$0.100	-	10,000,000	-	-	10,000,000
Outstanding		16,666,667	10,000,000	-	-	26,666,667
Weighted average exercise price		$0.125	$0.10	$Nil	$Nil	$0.116

(1) Subsequent to December 31, 2024, 16,666,667 warrants expired unexercised.

As of December 31, 2024, the weighted average contractual life is 1.11 years (December 31, 2023 – 1.16 years).

The continuity of warrants for the year ended December 31, 2023 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2022	Issued	Exercised	Expired	2023
October 23, 2023	$0.20	4,219,641	-	-	(4,219,641)	-
February 28, 2025	$0.125	16,666,667	-	-	-	16,666,667
Outstanding		20,886,308	-	-	(4,219,641)	16,666,667
Weighted average exercise price		$0.14	$Nil	$Nil	$0.20	$0.125

The continuity of warrants for the year ended December 31, 2022 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2021	Issued	Exercised	Expired	2022
February 25, 2022	$0.40	500,000	-	-	(500,000)	-
October 23, 2023	$0.20	4,219,641	-	-	-	4,219,641
February 28, 2025	$0.125	-	16,666,667	-	-	16,666,667
Outstanding		4,719,641	16,666,667	-	(500,000)	20,886,308
Weighted average exercise price		$0.22	$0.125	$Nil	$0.40	$0.14